Stockholders' Equity of Identiv	3 Months Ended
Mar. 31, 2015
Equity [Abstract]
Stockholders' Equity of Identiv

4. Stockholders’ Equity of Identiv

Common Stock Warrants

In connection with the Company’s entry into a consulting agreement in August 2014, the Company issued a consultant a warrant to purchase up to 85,000 shares of the Company’s common stock at a per share exercise price of $10.70 (the “Consultant Warrant”). One fourth of the shares under the warrant are exercisable for cash three months from the date the Consultant Warrant was entered into and quarterly thereafter. The Consultant Warrant will expire 5 years after the date of issuance, which is August 13, 2019. In the event of an acquisition of the Company, the Consultant Warrant shall terminate and no longer be exercisable as of the closing of the acquisition. As of March 31, 2015, none of the Consultant Warrants have been exercised.

In connection with the Company’s entry into a credit agreement with Opus Bank (“Opus”) as discussed in Note 9, Financial Liabilities, the Company issued Opus a warrant to purchase up to 100,000 shares of the Company’s common stock at a per share exercise price of $9.90 (the “Opus Warrant”). The Opus Warrant is immediately exercisable for cash or by net exercise and will expire 5 years after the date of issuance, which is March 31, 2019. The shares issuable upon exercise of the Opus Warrant are to be registered at the request of Opus pursuant to the Registration Rights Agreement, entered into on March 31, 2014 by the Company and Opus. As of March 31, 2015, none of the Opus Warrants have been exercised.

  On August 14, 2013, in a private placement, the Company issued 834,847 shares of its common stock at a price of $8.50 per share and warrants to purchase an additional 834,847 shares of its common stock at an exercise price of $10.00 per share (the “2013 Private Placement Warrants”) to accredited and other qualified investors (the “Investors”). The 2013 Private Placement Warrants have a term of four years and are exercisable beginning six months following the date of issuance. Any 2013 Private Placement Warrants, or portion thereof, not exercised prior to the expiration date will become void and of no value and such warrants shall be terminated and no longer outstanding. The number of shares issuable upon exercise of the 2013 Private Placement Warrants is subject to adjustment for any stock dividends, stock splits or distributions by the Company, or upon any merger or consolidation or sale of assets of the Company, tender or exchange offer for the Company’s common stock, or a reclassification of the Company’s common stock.

The Company issued warrants to purchase 409,763 shares of its common stock at an exercise price of $26.50 per share in a private placement to accredited and other qualified investors in November 2010 (the “2010 Private Placement Warrants”). The 2010 Private Placement Warrants are exercisable beginning on the date of issuance and ending on the fifth anniversary of the date of issuance.

Below is the summary of outstanding warrants issued by the Company as of March 31, 2015:

Warrant Type	Warrants Outstanding	Weighted Average Exercise Price	Issue Date	Expiration Date
Consultant Warrant	85,000	$10.70	August 13, 2014	August 13, 2019
Opus Warrant	100,000	9.90	March 31, 2014	March 31, 2019
2013 Private Placement Warrant	186,878	10.00	August 14, 2013	August 14, 2017
2010 Private Placement Warrant	369,169	26.50	November 14, 2010	November 14, 2015
Total	741,047

2011 Employee Stock Purchase Plan

In June 2011, Identiv’s stockholders approved the 2011 Employee Stock Purchase Plan (the “ESPP”). On December 18, 2013, the Compensation Committee of the Board suspended the ESPP effective January 1, 2014.  No additional shares will be authorized and no shares will be issued under the ESPP until further notice. As of March 31, 2015, there are 293,888 shares reserved for future grants under the ESPP. Since the ESPP was suspended effective January 1, 2014, there was no stock-based compensation expense resulting from the ESPP included in the condensed consolidated statements of operations for the three months ended March 31, 2015 and 2014.

Stock-Based Compensation Plans

The Company has various stock-based compensation plans to attract, motivate, retain and reward employees, directors and consultants by providing its Board or a committee of the Board the discretion to award equity incentives to these persons. The Company’s stock-based compensation plans consist of the Director Option Plan, 1997 Stock Option Plan, 2000 Stock Option Plan, 2007 Stock Option Plan (the “2007 Plan”), the 2010 Bonus and Incentive Plan (the “2010 Plan”) and the 2011 Incentive Compensation Plan (the “2011 Plan”), as amended.

Stock Bonus and Incentive Plans

On June 6, 2011, Identiv’s stockholders approved the 2011 Plan, which is administered by the Compensation Committee of the Board. The 2011 Plan provides that stock options, stock units, restricted shares, and stock appreciation rights may be granted to executive officers, including the Chief Executive Officer (“CEO”), Chief Financial Officer (“CFO”), and other key employees (the “Participants”) of the Company and its subsidiaries, members of the Company’s Board, consultants, and other persons who provide services to the Company or any related entity as designated from time to time by the Compensation Committee of the Board. The 2011 Plan serves as a successor plan to the Company’s 2007 Plan.

Stock Option Plans

A summary of activity for the Company’s stock option plans for the three months ended March 31, 2015 follows:

	Number Outstanding	Average Exercise Price per Share	Weighted Average Remaining Contractual Term (Years)	Average Intrinsic Value
Balance at December 31, 2014	897,115	$12.09		$3,425,558
Granted	—	—
Cancelled or Expired	(24,388)	15.80
Exercised	(688)	8.00
Balance at March 31, 2015	872,039	$11.99	7.24	$374,867
Vested or expected to vest at March 31, 2015	799,420	$12.25	6.99	$339,349
Exercisable at March 31, 2015	406,673	$15.11	5.45	$144,478

The following table summarizes information about options outstanding as of March 31, 2015:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$5.20 - $8.40	179,175	7.94	$6.49	86,383	$6.94
$8.41 - $8.80	256,625	8.93	8.80	65,375	8.80
$8.81 - $11.30	174,976	8.89	10.84	18,655	10.06
$11.31 - $24.00	177,800	4.53	14.75	153,385	14.88
$24.01 - $43.40	83,463	1.93	30.17	82,875	30.20
$5.20 - $43.40	872,039	7.24	11.99	406,673	15.11

At March 31, 2015, there was $2.1 million of unrecognized stock-based compensation expense, net of estimated forfeitures related to unvested options, that is expected to be recognized over a weighted-average period of 2.82 years.

Restricted Stock and Restricted Stock Units

The following is a summary of equity award activity for restricted stock and restricted stock unit (“RSU”) activity for the three months ended March 31, 2015:

	Number Outstanding	Weighted Average Fair Value	Weighted Average Remaining Contractual Term (Years)	Average Intrinsic Value
Balance at December 31, 2014	542,342	$15.05		$—
Granted	264,000	12.49
Vested	(39,921)	10.04
Forfeited	(22,000)	10.57
Balance at March 31, 2015	744,421	$13.34	1.65	$6,387,133

The fair value of the Company’s restricted stock awards and RSUs is calculated based upon the fair market value of the Company’s stock at the date of grant. As of March 31, 2015, there was $7.2 million of total unrecognized compensation cost related to unvested RSUs granted, which is expected to be recognized over a weighted average period of 3.15 years. As of March 31, 2015, an aggregate of 744,421 RSUs were outstanding under the 2011 Plan.

Stock-Based Compensation Expense

The following table illustrates all stock-based compensation expense related to stock options and RSUs included in the condensed consolidated statements of operations for the three months ended March 31, 2015 and 2014 (in thousands):

	Three Months Ended
	March 31,
	2015	2014
Cost of revenue	$29	$5
Research and development	69	18
Selling and marketing	239	51
General and administrative	869	126
Total	$1,206	$200

Common Stock Reserved for Future Issuance

Common stock reserved for future issuance as of March 31, 2015 was as follows:

Exercise of outstanding stock options and vesting of RSU's	1,616,460
ESPP	293,888
Shares of common stock available for grants under the 2011 Plan	139,380
Noncontrolling interest in Bluehill AD	10,355
Warrants to purchase common stock	741,047
Contingent consideration for idOnDemand	321,429
Total	3,122,559

Net Loss per Common Share Attributable to Identiv Stockholders’ Equity

Basic and diluted net loss per share is based upon the weighted average number of common shares outstanding during the period. For the three months ended March 31, 2015 and 2014, common stock equivalents consisting of outstanding stock options, RSUs and warrants were excluded from the calculation of diluted loss per share because these securities were anti-dilutive due to the net loss in the respective periods. The total number of common stock equivalents excluded from diluted loss per share relating to these securities was 1,492,443 common stock equivalents for the three months ended March 31, 2015, and 2,481,315 common stock equivalents for the three months ended March 31, 2014, respectively.

Accumulated Other Comprehensive Income

Accumulated other comprehensive income (“AOCI”) at March 31, 2015 and December 31, 2014 consists of foreign currency translation adjustments of $2.6 million and $1.7 million, respectively. There were no reclassifications out of AOCI for the three month period ended March 31, 2015.